AMG Managers Brandywine Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2020
Shares		Cost	Value
Common Stocks - 97.3%
Communication Services
	Interactive Home Entertainment - 4.1%
201,639	Activision Blizzard, Inc.	$11,674,935	$15,304,400
124,311	Electronic Arts, Inc.*	12,057,369	16,415,268
	Interactive Media & Services - 1.4%
373,239	Twitter, Inc. *	12,258,691	11,118,790
	Movies & Entertainment - 5.8%
27,338	Netflix, Inc.*	9,694,440	12,439,884
61,107	Spotify Technology S.A. (Sweden)*	11,353,125	15,777,216
102,830	The Walt Disney Co.	11,117,188	11,466,573
183,303	Warner Music Group Corp., Class A*	5,486,217	5,407,438
Total Communication Services		73,641,965	87,929,569
	This sector is 19.4% above your Fund's cost.
Consumer Discretionary
	Distributors - 1.7%
49,144	Pool Corp.	11,695,060	13,360,779
	Education Services - 1.4%
166,526	Chegg, Inc.*,1	6,085,780	11,200,539
	Footwear - 1.4%
292,526	Crocs, Inc.*	7,004,737	10,770,807
	General Merchandise Stores - 4.5%
58,623	Dollar General Corp.	10,511,142	11,168,267
255,541	Dollar Tree, Inc.*	21,929,338	23,683,540
	Internet & Direct Marketing Retail - 8.4%
14,996	Amazon.com, Inc.*	27,687,431	41,371,265
7,434	Booking Holdings, Inc.*	11,545,450	11,837,456
277,302	Chewy, Inc., Class A*,1	11,086,342	12,392,626
	Leisure Facilities - 1.1%
443,619	Six Flags Entertainment Corp.[1]	11,608,293	8,521,921
	Leisure Products - 1.5%
273,842	YETI Holdings, Inc.*	11,670,738	11,701,269
	Restaurants - 1.6%
152,529	Papa John's International, Inc.	8,185,062	12,112,328
	Specialized Consumer Services - 1.3%
235,990	frontdoor, Inc.*	8,492,169	10,461,437
Total Consumer Discretionary		147,501,542	178,582,234
	This sector is 21.1% above your Fund's cost.
Consumer Staples
	Packaged Foods & Meats - 0.4%
95,536	The Hain Celestial Group, Inc.*	2,324,458	3,010,339
	This sector is 29.5% above your Fund's cost.
Shares		Cost	Value
Financials
	Financial Exchanges & Data - 1.4%
65,969	CME Group, Inc.	$6,197,944	$10,722,601
	Property & Casualty Insurance - 1.3%
217,761	First American Financial Corp.	11,655,641	10,456,883
Total Financials		17,853,585	21,179,484
	This sector is 18.6% above your Fund's cost.
Health Care
	Biotechnology - 4.9%
228,798	ACADIA Pharmaceuticals, Inc.*,1	9,630,695	11,089,839
124,698	BioMarin Pharmaceutical, Inc.*	11,082,132	15,380,252
135,532	Exact Sciences Corp.*,1	11,101,584	11,783,152
	Health Care Services - 1.2%
100,040	Addus HomeCare Corp.*	8,023,768	9,259,702
	Health Care Equipment - 6.1%
106,556	Hill-Rom Holdings, Inc.	10,204,045	11,697,718
360,874	Tandem Diabetes Care, Inc.*	18,088,286	35,697,656
	Life Sciences Tools & Services - 1.5%
32,617	Thermo Fisher Scientific, Inc.	5,572,949	11,818,444
	Pharmaceuticals - 1.5%
88,809	Zoetis, Inc.	12,146,650	12,170,385
Total Health Care		85,850,109	118,897,148
	This sector is 38.5% above your Fund's cost.
Industrials
	Aerospace & Defense - 1.3%
59,100	L3Harris Technologies, Inc.	12,403,563	10,027,497
	Airlines - 1.4%
102,872	Allegiant Travel Co.	11,056,778	11,234,651
	Building Products - 1.6%
243,170	UFP Industries, Inc.	11,713,862	12,039,347
	Electrical Components & Equipment - 1.6%
102,380	Generac Holdings, Inc.*	11,689,458	12,483,194
	Trucking - 1.2%
310,605	Uber Technologies, Inc.*	11,521,706	9,653,603
Total Industrials		58,385,367	55,438,292
	This sector is 5.0% below your Fund's cost.
Information Technology
	Application Software - 10.3%
45,070	Adobe, Inc.*	11,261,231	19,619,422
75,800	salesforce.com, Inc.*	11,837,727	14,199,614
348,096	Slack Technologies, Inc.*,1	10,026,692	10,822,304
849,968	SVMK, Inc.*	17,062,354	20,008,247
38,961	The Trade Desk, Inc., Class A*,1	11,373,491	15,837,646

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)
Shares		Cost	Value
Information Technology (continued)
	Communications Equipment - 2.2%
140,190	Lumentum Holdings, Inc.*,1	$7,086,237	$11,415,672
1,341,000	Nokia Oyj ADR (Finland)	5,889,672	5,900,400
	Data Processing & Outsourced Services - 4.9%
136,360	Fiserv, Inc.*	13,348,057	13,311,463
62,400	Global Payments, Inc.	11,300,463	10,584,288
49,387	Mastercard, Inc., Class A	9,582,574	14,603,736
	Electronic Components - 2.7%
362,693	Corning, Inc.	9,443,507	9,393,749
747,046	Knowles Corp.*	11,969,601	11,399,922
	IT Consulting & Other Services - 2.8%
161,740	Booz Allen Hamilton Holding Corp.	7,041,068	12,581,754
117,035	Science Applications International Corp.	9,735,468	9,091,279
	Semiconductor Equipment - 1.4%
238,152	Enphase Energy, Inc.*,1	11,034,600	11,328,891
	Semiconductors - 2.6%
231,472	Advanced Micro Devices, Inc.*	6,487,312	12,177,742
161,205	Silicon Motion Technology Corp. ADR (Taiwan)	7,166,202	7,861,968
	Systems Software - 5.8%
159,486	Microsoft Corp.	25,581,842	32,456,996
114,150	Zscaler, Inc.*,1	7,671,478	12,499,425
	Technology Hardware, Storage & Peripherals - 3.6%
76,416	Apple, Inc.	23,033,571	27,876,558
Total Information Technology		227,933,147	282,971,076
	This sector is 24.1% above your Fund's cost.
Real Estate
	Residential REITs - 1.4%
80,679	Sun Communities, Inc.	11,630,788	10,946,527
	This sector is 5.9% below your Fund's cost.
Total Common Stocks		625,120,961	758,954,669

Principal Amount
Short-Term Investments - 5.5%

Joint Repurchase Agreements - 3.3%[2]
$6,095,584	Cantor Fitzgerald Securities, Inc., dated 06/30/20, due 07/01/20, 0.100% total to be received $6,095,601 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/01/20 - 02/20/70, totaling $6,217,496)	6,095,584	6,095,584
PrincipalAmount		Cost	Value
$3,103,110	Citadel Securities LLC, dated 06/30/20, due 07/01/20, 0.150% total to be received $3,103,123 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 07/31/20 - 11/15/49, totaling $3,165,186)	$3,103,110	$3,103,110
6,188,237	Citigroup Global Markets, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $6,188,252 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 7.500%, 07/31/21 - 05/20/70, totaling $6,312,002)	6,188,237	6,188,237
1,566,175	Industrial and Commercial Bank of China Financial Services LLC, dated 06/30/20, due 07/01/20, 0.110% total to be received $1,566,180 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/15/20 - 06/01/50, totaling $1,597,498)	1,566,175	1,566,175
4,096,999	RBC Dominion Securities, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $4,097,009 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/31/20 - 07/01/50, totaling $4,178,939)	4,096,999	4,096,999
5,005,559	State of Wisconsin Investment Board, dated 06/30/20, due 07/01/20, 0.240% total to be received $5,005,592 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/22 - 02/15/47, totaling $5,117,273)	5,005,559	5,005,559
	Total Joint Repurchase Agreements	26,055,664	26,055,664

Shares
Other Investment Companies - 2.2%
5,536,969	Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[3]	5,536,969	5,536,969
5,536,969	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[3]	5,536,969	5,536,969
5,704,756	JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[3]	5,704,756	5,704,756
	Total Other Investment Companies	16,778,694	16,778,694
Total Short-Term Investments		42,834,358	42,834,358
Total Investments - 102.8%		667,955,319	801,789,027
Other Assets, less Liabilities - (2.8%)			(21,803,560)
Total Net Assets - 100.0%			$779,985,467

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $78,913,615 or 10.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REITs	Real Estate Investment Trusts
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$758,954,669	—	—	$758,954,669
Short-Term Investments
Joint Repurchase Agreements	—	$26,055,664	—	26,055,664
Other Investment Companies	16,778,694	—	—	16,778,694
Total Investments in Securities	$775,733,363	$26,055,664	—	$801,789,027

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended June 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at June 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$78,913,615	$26,055,664	$54,689,796	$80,745,460
The following table summarizes the securities received as collateral for securities lending at June 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	07/09/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.